ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

16.      ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

	Foreign currency translation	Unrealized holding gain on available-for- sale Investments	Total
	RMB’000	RMB’000	RMB’000
Balance as of December 31, 2012	1,770	1,453	3,223
Other comprehensive income before reclassification	(1,975)	1,821	(154)
Amounts reclassified from accumulated other comprehensive income	—	(1,912)	(1,912)
Balance as of December 31, 2013	(205)	1,362	1,157
Balance as of December 31, 2013, in US$	(34)	227	193